                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05689

                  Morgan Stanley Municipal Premium Income Trust
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                                     10036
 (Address of principal executive offices)                             (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: May 31, 2008

Date of reporting period: August 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL PREMIUM INCOME TRUST
PORTFOLIO OF INVESTMENTS   AUGUST 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                  COUPON   MATURITY
THOUSANDS                                                   RATE      DATE         VALUE
---------                                                  ------   --------   -------------
            TAX-EXEMPT MUNICIPAL BONDS (173.5%)
            ALABAMA (2.3%)
  $ 1,000   Jefferson County, Alabama, School Ser 2004 A     5.50%  01/01/22   $   1,059,310
    2,500   University of Alabama, Ser 2004 A (MBIA)         5.25   07/01/20       2,661,550
                                                                               -------------
                                                                                   3,720,860
                                                                               -------------
            ALASKA (1.1%)
    2,000   Northern Tobacco Securitization Corporation,
               Alaska, Asset Backed Ser 2006 A               5.00   06/01/46       1,709,440
                                                                               -------------
            ARIZONA (8.6%)
    2,000   Glendale Industrial Development Authority,
               Arizona, John C Lincoln Health Ser 2005 B     5.00   12/01/37       1,819,100
    3,905   Pima County Industrial Development
               Authority, Arizona, Tucson Electric Power
               Co Refg Ser 1988 A (FSA)                      7.25   07/15/10       4,009,185
    8,000   Salt River Project Agricultural Improvement
               & Power District, Arizona, Ser 2002 B         5.00   01/01/26       8,156,880
                                                                               -------------
                                                                                  13,985,165
                                                                               -------------
            ARKANSAS (0.6%)
    1,000   Washington County, Arkansas, Washington
               Regional Medical Center Ser 2005 A            5.00   02/01/35         939,670
                                                                               -------------
            CALIFORNIA (24.7%)
    5,000   California, Economic Recovery, Ser 2004 A++      5.00   07/01/16       5,229,150
    3,000   California, Various Purpose Dtd 12/01/05         5.00   03/01/27       3,048,810
    4,000   California, Various Purpose Dtd 11/01/06+++      4.50   10/01/36       3,574,140
    2,000   California Educational Facilities Authority,
               Mills College Ser 2005 A                      5.00   09/01/34       1,967,980
    2,000   California Infrastructure & Economic
               Development Bank, The Scripps Research
               Institute Ser 2005 A                          5.00   07/01/29       2,032,920
    1,000   California Statewide Community Development
               Authority, Huntington Memorial Hospital
               Ser 2005                                      5.00   07/01/24         994,330
    2,000   Camarillo Public Finance Authority,
               California, Wastewater Ser 2005 (Ambac)       5.00   06/01/36       2,033,160
    2,000   Golden State Tobacco Securitization
               Corporation, California Enhanced Asset
               Backed Ser Refg 2007 A                        5.00   06/01/45       1,961,560
    4,000   Golden State Tobacco Securitization
               Corporation, California Enhanced Asset
               Backed Ser Refg 2007 A+++                    5.125   06/01/47       3,545,099
    4,000   Golden State Tobacco Securitization
               Corporation, California Enhanced Asset
               Backed Ser Refg 2007 A+++                     5.75   06/01/47       3,893,060
    1,000   Kern County Board of Education, California,
               Refg 2006 Ser A COPs (MBIA)                   5.00   06/01/31       1,015,870
    1,550   Los Angeles Department of Water & Power,
               California, 2001 Ser A                        5.00   07/01/24       1,559,734
    3,000   Los Angeles Department of Water & Power,
               California, Water 2004 Ser C (MBIA)           5.00   07/01/25       3,081,900
    3,000   Oxnard Financing Authority, California,
               Wastewater 2004 Ser A (FGIC)                  5.00   06/01/29       3,074,880
    3,000   San Diego County Water Authority,
               California, Ser 2004 A COPs (FSA)             5.00   05/01/29       3,048,480
                                                                               -------------
                                                                                  40,061,073
                                                                               -------------
            COLORADO (4.9%)
    1,400   Colorado Health Facilities Authority,
               Adventist/Sunbelt Ser 2006 D                  5.25   11/01/26       1,406,482
      105   Colorado Housing & Finance Authority, Ser
               1997 A-2 (AMT)                                7.25   11/01/29         108,029
    2,000   Denver Convention Center Hotel Authority,
               Colorado, Refg Ser 2006 (XLCA)                5.00   12/01/30       2,028,520
    2,155   Fort Collins, Colorado, Ser 2004 A COPs
               (Ambac)                                      5.375   12/01/35       2,268,051
    2,040   Fort Collins, Colorado, Ser 2004 A COPs
               (Ambac)                                      5.375   12/01/36       2,150,670
                                                                               -------------
                                                                                   7,961,752
                                                                               -------------
            DISTRICT OF COLUMBIA (1.9%)
    3,000   District of Columbia Ballpark, Ser 2006 B-1
               (FGIC)                                        5.00   02/01/31       3,033,780
                                                                               -------------
            FLORIDA (13.1%)
    2,000   Broward County Educational Facilities
               Authority, Florida, Nova Southeastern
               University Ser 2006 (AGC)                     5.00   04/01/31       2,029,900
    2,460   JEA, Florida, Water & Sewer Sub-Second
               Crossover Ser (MBIA)                          5.00   10/01/24       2,530,036
    2,500   Miami-Dade County, Florida, Miami Int'l
               Airport, Ser 2000 B (FGIC)                    5.75   10/01/24       2,644,025
    5,000   Orlando Utilities Commission, Florida,
               Water & Electric Ser 2001                     5.00   10/01/22       5,141,900
    8,000   South Miami Health Facilities Authority,
               Florida, Baptist Health South Florida Ser
               2007 RITES-PA-1488+++                         5.00   08/15/42       7,969,040
    1,000   St Johns County Industrial Development
               Authority, Florida, Glenmoor Ser 2006 A       5.25   01/01/26         928,740
                                                                               -------------
                                                                                  21,243,641
                                                                               -------------
            GEORGIA (7.8%)
    3,000   Atlanta, Georgia, Water & Wastewater Ser
               1999 A (FGIC)                                 5.50   11/01/22       3,222,510
    4,000   Augusta, Georgia, Water & Sewerage Ser 2000
               (FSA)                                         5.25   10/01/22       4,170,560
    2,000   Georgia Road & Tollway Authority, Ser 2004       5.00   10/01/22       2,067,680
    3,000   Georgia Road & Tollway Authority, Ser 2004       5.00   10/01/23       3,095,040
                                                                               -------------
                                                                                  12,555,790
                                                                               -------------
            ILLINOIS (7.3%)
    5,000   Chicago, Illinois, Chicago-O'Hare Int'l
               Airport Ser 1996 A (Ambac)                    5.63   01/01/12       5,028,100
    4,000   Chicago, Illinois, Chicago - O'Hare Int'l
               Airport 3rd Lien Ser 2005 A (MBIA)            5.25   01/01/26       4,165,400
    2,500   Chicago Park District, Illinois, 2004 Ser A
               (Ambac)                                       5.00   01/01/28       2,552,775
                                                                               -------------
                                                                                  11,746,275
                                                                               -------------
            INDIANA (3.1%)
    3,000   Indiana Health & Educational Facility
               Financing Authority, Clarian Health Ser
               2006 A                                        5.25   02/15/40       2,972,220
    2,000   Indiana Health Facilities Financing
               Authority, Community Health Ser 2005 A
               (Ambac)                                       5.00   05/01/35       2,010,620
                                                                               -------------
                                                                                   4,982,840
                                                                               -------------

            IOWA (1.7%)
    3,000   Tobacco Settlement Authority, Iowa, Ser
               2005 C                                        5.50   06/01/42       2,796,180
                                                                               -------------
            KANSAS (0.9%)
    1,500   Lawrence Memorial Hospital, Kansas Ser 2006      5.13   07/01/36       1,497,645
                                                                               -------------
            KENTUCKY (2.1%)
    3,215   Louisville & Jefferson County Metropolitan
               Sewer District, Kentucky, Ser 2001 A
               (MBIA)                                        5.38   05/15/22       3,398,769
                                                                               -------------
            LOUISIANNA (3.3%)
    3,000   Louisiana Public Facilities Authority,
               Baton Rouge General Medical Center-FHA
               Insured Mtge Ser 2004 (MBIA)                  5.25   07/01/33       3,062,760
    2,000   Louisiana Public Facilities Authority,
               Ochsner Clinic Ser 2002                       5.50   05/15/32       2,236,100
                                                                               -------------
                                                                                   5,298,860
                                                                               -------------
            MARYLAND (3.2%)
    1,000   Baltimore County, Maryland, Oak Crest
               Village Ser 2007 A                            5.00   01/01/37         937,880
    1,000   Maryland Health & Higher Education
               Facilities Authority, Johns Hopkins
               Hospital Ser 2003                             5.00   11/15/28       1,012,430
    2,430   Maryland Department of Housing and
               Community Development Administration, Ser
               2006 P (AMT)                                 4.625   09/01/31       2,247,508
    1,000   Maryland Health & Higher Educational
               Facilities Authority, King Farm
               Presbyterian Community 2006 Ser B             5.00   01/01/17         969,831
                                                                               -------------
                                                                                   5,167,649
                                                                               -------------
            MASSACHUSETTS (2.5%)
    4,000   Massachusetts Turnpike Authority,
               Metropolitan Highway 1997 Ser A (MBIA)+++     5.00   01/01/37       4,013,800
                                                                               -------------
            MICHIGAN (4.1%)
    3,500   Kent Hospital Finance Authority, Michigan,
               Metropolitan Hospital Ser 2005 A              6.25   07/01/40       3,645,705
    3,000   Michigan Hospital Finance Authority, Henry
               Ford Health Refg Ser 2006 A                   5.25   11/15/46       2,974,110
                                                                               -------------
                                                                                   6,619,815
                                                                               -------------
            MINNESOTA (0.8%)
    1,100   Glencoe, Minnesota, Glencoe Regional Health
               Ser 2005                                      5.00   04/01/31       1,024,331
      320   Minnesota Housing Finance Agency, Rental
               1995 Ser D (MBIA)                             6.00   02/01/22         322,515
                                                                               -------------
                                                                                   1,346,846
                                                                               -------------
            MISSOURI (2.2%)
    1,855   Fenton, Missouri, Gravois Bluffs Refg
               Ser 2006                                      4.50   04/01/21       1,857,022
    1,340   Missouri Health & Educational Facilities
               Authority, Missouri, Baptist Medical
               Center Refg Ser 1989 (ETM)                   7.625   07/01/18       1,554,641
      115   Missouri Housing Development Commission,
               Homeownership 1996 Ser D (AMT)                7.10   09/01/27         117,930
                                                                               -------------
                                                                                   3,529,593
                                                                               -------------
            NEVADA (2.5%)
    3,000   Las Vegas Water District, Nevada, Impr and
               Refg Ser 2003 A (FGIC)                        5.25   06/01/22       3,147,420
    1,000   Reno, Nevada, Renown Regional Medical Center
               Ser 2007 A                                    5.25   06/01/37         980,000
                                                                               -------------
                                                                                   4,127,420
                                                                               -------------
            NEW JERSEY (7.5%)
    2,000   New Jersey Economic Development Authority,
               Cigarette Tax Ser 2004                        5.75   06/15/29       2,073,060
    5,000   New Jersey Turnpike Authority, Ser 2003 A
               (Ambac)                                       5.00   01/01/30       5,075,450
    2,000   Passaic Valley Sewerage Commissioners,
               New Jersey, Ser F (FGIC)                      5.00   12/01/19       2,090,260
    3,000   Tobacco Settlement Financing Corporation,
               New Jersey, Ser 2007-1A                      4.625   06/01/26       2,680,500
    3,000   Tobacco Settlement Financing Corporation,
               New Jersey, Ser 2007-1B                       0.00   06/01/41         327,120
                                                                               -------------
                                                                                  12,246,390
                                                                               -------------
            NEW YORK (24.7%)
    3,000   Long Island Power Authority, New York, Ser
               2004 A (Ambac)                                5.00   09/01/34       3,056,910
    3,000   Metropolitan Transportation Authority, New
               York, State Service Contract Refg Ser
               2002 B (MBIA)                                 5.50   07/01/20       3,212,820
    2,000   Nassau County Tobacco Settlement
               Corporation, New York, Ser 2006 A3           5.125   06/01/46       1,847,180
    2,000   New York State Dormitory Authority,
               Montefiore Hospital - FHA Insured Mtge
               Ser 2004 (FGIC)                               5.00   08/01/29       2,040,260
    4,000   New York City Industrial Development Agency,
               New York, American Airlines Inc. Ser 2005
               (ATM)                                         7.75   08/01/31       4,595,520
    8,000   New York City Industrial Development Agency,
               New York, Brooklyn Navy Yard Cogeneration
               Partners LP Ser 1997 (AMT)                    5.65   10/01/28       7,770,400
    2,000   New York City Industrial Development Agency,
               New York,7 Trade Center, LLC Ser A            6.25   03/01/15       2,090,680
    2,000   New York City Industrial Development Agency,
               Yankee Stadium Ser 2006 (FGIC)                5.00   03/01/46       2,023,700
    2,000   New York City Transitional Finance
               Authority, New York, Refg 2003 Ser  A         5.50   11/01/26       2,130,800
    8,000   New York State Local Government Assistance
               Corporation, Refg Ser 1997 B (MBIA)           5.50   04/01/21       8,134,880
    3,000   Triborough Bridge & Tunnel Authority,
               New York, Refg Ser 2002 B                     5.25   11/15/19       3,180,990
                                                                               -------------
                                                                                  40,084,140
                                                                               -------------
            OHIO (3.6%)
    1,675   Cleveland, Ohio, Waterworks Impr & Refg 1998
               Ser I (FSA)                                   5.00   01/01/23       1,696,742
    4,000   Montgomery County, Ohio, Franciscan Medical
               Center - Dayton Ser 1997                      5.50    0701/18       4,116,160
                                                                               -------------
                                                                                   5,812,902
                                                                               -------------
            PENNSYLVANIA (10.8%)
    2,000   Allegheny County Redevelopment Authority,
               Pennsylvania, West Penn Allegheny Health
               Ser 2007 A (WI)+++                           5.375   11/15/40       1,870,500
    5,000   Lehigh County General Purpose Authority,
               Pennsylvania, St Luke's of Bethlehem
               Hospital Ser A 2003                           5.38   08/15/33       5,403,650
    2,000   Pennsylvania, First Ser 2003 (MBIA)+++           5.00   01/01/13       2,116,260
    2,000   Pennsylvania Turnpike Commission, Ser R 2001
               (Ambac)                                       5.00   12/01/30       2,032,020
    1,000   Philadelphia, Pennsylvania, Gas Works
               Eighteenth Ser (AGC)                          5.25   08/01/20       1,049,870
    5,000   Swarthmore Boro Authority, Pennsylvania,
               Swarthmore College Ser 2001                   5.00   09/15/31       5,043,500
                                                                               -------------
                                                                                  17,515,800
                                                                               -------------
            RHODE ISLAND (1.9%)
    3,000   Rhode Island Economic Development
               Corporation, Airport 2005 Ser C (MBIA)        5.00   07/01/28       3,059,190
                                                                               -------------

            SOUTH CAROLINA  (3.3%)
    5,000   Charleston County School District, South
               Carolina, Ser 2004 A                          5.00   02/01/22       5,160,300
       35   Lexington Cnty S C Health Svcs                   5.00   11/01/16          36,149
      165   Richland Cnty SC                                 4.60   09/01/12         165,416
                                                                               -------------
                                                                                   5,361,865
                                                                               -------------
            TENNESSEE (4.4%)
    3,000   Johnson City Health & Educational Facilities
               Board, Tennessee, Mountain States Health
               Alliance Ser 2006  A                          5.50   04/01/33       2,988,990
    4,000   Tennessee Energy Acquisition Corporation,
               Ser 2006 A+++                                 5.25   09/01/19       4,150,920
                                                                               -------------
                                                                                   7,139,910
                                                                               -------------
            TEXAS (12.8%)
    5,000   Austin, Texas, Water & Wastewater Refg Ser
               2001 A & B (FSA)+++                          5.125   05/15/27       5,061,960
      555   Bexar County Helath Facilities Development
               Corporation, Texas, Army Retirement Corp
               Refg Ser 2007                                 5.00   07/01/27         513,813
      735   Bexar County Helath Facilities Development
               Corporation, Texas, Army Retirement Corp
               Refg Ser 2007                                 5.00   07/01/33         669,041
      580   Bexar County Helath Facilities Development
               Corporation, Texas, Army Retirement Corp
               Refg Ser 2007                                 5.00   07/01/37         512,621
    1,500   Brazos River Authority, Texas, TXU Electric
               Co Refg Ser 1999 A (AMT)                      7.70   04/01/33       1,642,755
   10,000   Houston, Texas, Combined Utility First Lien
               Refg 2004 Ser A (FGIC)                        5.25   05/15/23      10,423,400
    1,000   Lubbock Health Facilities Development
               Corporation, Texas, Carillon Senior Life
               Care Ser 2005 A                              6.625   07/01/36       1,025,060
    1,000   Tarrant County Cultural Educational
               Facilities Finance Corp, Texas, Air
               Force Village II Inc Ser 2007                5.125   05/15/37         928,130
                                                                               -------------
                                                                                  20,776,780
                                                                               -------------
            VIRGINIA (0.6%)
    1,000   Fairfax County Economic Development
               Authority, Virginia, Goodwin House Inc
               Ser 2007                                     5.125   10/01/42         894,850
                                                                               -------------
            WASHINGTON (5.2%)
    2,400   Goat Hill Properties, Washington,
               Governmental Office Ser 2005 (MBIA)           5.00   12/01/33       2,431,128
    1,930   Grant County Public Utility District #2,
               Washington, Wanapum Hydroelectric 2005
               Ser A (FGIC)                                  5.00   01/01/34       1,961,247
    4,010   Port of Seattle, Washington, Passenger
               Facility Ser 1998 A (MBIA)+++                 5.00   12/01/23       4,056,920
                                                                               -------------
                                                                                   8,449,295
                                                                               -------------
            TOTAL TAX-EXEMPT MUNICIPAL BONDS
               (Cost $280,672,990)                                               281,077,985
                                                                               -------------


Number of
 Shares     SHORT-TERM INVESTMENT (A) (4.9%)
  (000)     INVESTMENT COMPANY
---------

    7,906   Morgan Stanley Institutional Liquidity
               Tax-Exempt Portfolio - Investment Class
               (Cost $7,905,919)                                                   7,905,919
                                                                               -------------
            TOTAL INVESTMENTS
               (Cost $288,578,909)                                               288,983,904
                                                                               -------------

            FLOATING RATE NOTES RELATED TO SECURITIES
               HELD (-18.6%)
  (30,175)  Notes with interest rates ranging from 3.99%
               to 4.07% at August 31, 2007 and
               contractual maturities of collateral
               ranging from 12/01/23 to 02/15/47 **(b)
               (Cost (30,175,000))                                               (30,175,000)
                                                                               -------------
            TOTAL NET INVESTMENTS
               (Cost $258,403,909) (c) (d)                             159.8%    258,808,904
            OTHER ASSETS IN EXCESS OF LIABILITIES                        1.9       3,167,837
            PREFERRED SHARES OF BENEFICIAL INTEREST                    (61.7)   (100,000,000)
                                                                    --------   -------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS               100.0%  $ 161,976,741
                                                                    ========   =============

ATM  Alternative Minimum Tax.

COPs Certificates of Participation.

ETM  Escrowed to Maturity.

WI   Security purchased on a when-issued basis.

** Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at August 31, 2007.

+    Refunded to call date shown.

++ A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $1,045,830.

+++  Undrlying security related to inverse floaters entered into by the Fund.

(a) The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class. Income distributions earned by the Fund totaled $57,656, for the period ended August 31, 2007.

(b) Floating Rate Note Obligations Related to Securities Held - The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At August 31, 2007, Fund investments with a value of $40,251,699 are held by the Dealer Trusts and serve as collateral for the $30,175,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at August 31, 2007 are presented in the "Portfolio of Investments".

(c) Securities have been designated as collateral in an amount equal to $151,000. in connection with open futures and when issued security contracts.

(d) The aggregate cost for federal income tax purposes is approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,374,160 and the aggregate gross unrealized depreciation is $4,969,165, resulting in net unrealized appreciation of $404,995.

Bond Insurance:
---------------
      AGC         Assured Guaranty Corporation.
     Ambac        Ambac Assurance Corporation.
      FGIC        Financial Guaranty Insurance Company.
      FSA         Financial Security Assurance Inc.
      MBIA        Municipal Bond Investors Assurance Corporation.
      XLCA        XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT AUGUST 31, 2007:

NUMBER OF   LONG/   DESCRIPTION, DELIVERY MONTH AND   UNDERLYING FACE    UNREALIZED
CONTRACTS   SHORT                 YEAR                AMOUNT AT VALUE   DEPRECIATION
---------   -----   -------------------------------   ---------------   ------------
    67      Short      U.S. Treasury Notes 10Year
                               December-07              ($7,306,141)      ($10,986)
    46      Short      U.S. Treasury Bond 20Year
                               December-07               (5,131,875)       (15,509)
    33      Short      U.S. Treasury Notes 10Year
                              September-07               (3,612,985)       (79,755)
     9      Short      U.S. Treasury Bond 20Year
                              September-07               (1,006,031)       (16,337)
                                                                         ---------
                     Total Unrealized Depreciation                       ($122,587)
                                                                         =========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC") rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The Fund's principal executive officer and principal financial officer have also concluded that the Fund's disclosure controls and procedures designed to ensure that information required to be disclosed by the Fund in this Form N-Q is accumulated and communicated to the Fund's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Fund has determined that as of and prior to November 30, 2006, the Fund's fiscal quarter end period, the Fund had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." Since November 30, 2006, and prior to the issuance of the Fund's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Fund. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Fund's shares or the Fund's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting. However, as discussed above, subsequent to November 30, 2006, the Fund's internal control over financial reporting was revised.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Premium Income Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 18, 2007


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